Schedule of Investments (unaudited)
August 31, 2025
 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 131.2%
Alabama — 6.2%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.000%	7/1/42	$750,000	$766,049
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Series D-1, Refunding	5.500%	2/1/29	200,000	212,321 (a)(b)
Series F	5.500%	12/1/28	2,000,000	2,114,564 (a)(b)
Energy Southeast, A Cooperative District Energy, AL, Supply Revenue, Series B-1	5.750%	11/1/31	1,000,000	1,103,025 (a)(b)
Jefferson County, AL, Sewer Revenue, Warrants, Series 2024, Refunding	5.250%	10/1/45	1,500,000	1,520,186
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	310,000	281,221 (c)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	250,000	217,573 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/31	400,000	429,408
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue, Series B	5.250%	1/1/33	575,000	602,738 (a)(b)
Total Alabama				7,247,085
Alaska — 0.2%

Alaska State Housing Finance Corp. Revenue, State Capital Project, Series B, Refunding	4.000%	12/1/36	250,000	249,076
Arizona — 3.0%
Chandler, AZ, IDA Revenue:
Intel Corp. Project	5.000%	9/1/27	500,000	509,746 (a)(b)(c)
Intel Corp. Project	3.800%	6/15/28	500,000	505,079 (a)(b)
Intel Corp. Project	4.100%	6/15/28	250,000	252,264 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	650,000	656,725 (a)(b)(c)
La Paz County, AZ, IDA, Lease Revenue, Charter School Solutions Harmony Public Schools Project	5.000%	2/15/38	500,000	495,293
Navajo Nation, AZ, Revenue, Series A, Refunding	5.000%	12/1/25	135,000	135,401 (d)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Junior Lien, Refunding	5.000%	7/1/27	1,000,000	1,001,749
Total Arizona				3,556,257
Arkansas — 0.3%

Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	350,000	352,237 (c)
California — 12.1%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	507,759
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	1,600,000	1,671,034 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	600,000	633,140 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	500,000	502,400 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	300,000	318,902 (a)(b)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	1,400,000	1,501,124 (a)(b)
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	600,000	652,644 (a)(b)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	350,000	354,394 (c)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	400,000	389,763 (c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	250,000	248,781 (c)
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

California — continued
California State PCFA Water Furnishing Revenue, Poseidon Resources	5.000%	7/1/27	$750,000	$753,652 (c)(d)
Folsom Cordova, CA, USD:
School Facilities Improvement District No 4, GO, Series A, Refunding	5.000%	10/1/38	500,000	555,096
School Facilities Improvement District No 5, GO, Series B, Refunding	5.000%	10/1/38	600,000	666,115
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/37	750,000	760,608
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	6.125%	11/1/29	2,245,000	2,378,670
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.500%	9/1/37	350,000	369,724
Community Facilities District No 2023-1	5.500%	9/1/43	250,000	255,710
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/36	750,000	790,986
Series A, Refunding	5.000%	10/1/43	250,000	255,176
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Co. LLC, Series A, Refunding	5.000%	1/1/33	645,000	670,921 (c)
Total California				14,236,599
Colorado — 2.4%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.500%	12/1/36	500,000	500,173
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	250,000	251,800 (a)(b)
Improvement Second Tier Bonds, Bethesda Project	5.500%	9/15/54	400,000	375,778
Denver, CO, City & County Airport System Revenue, Subordinated, Series B, Refunding	5.000%	11/15/32	1,000,000	1,089,006 (c)
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	100,000	99,996 (c)
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	350,000	371,999 (d)
Vauxmont Metropolitan District, CO, GO, Subordinate Limited Tax, Series 2019, Refunding, AG	5.000%	12/15/28	125,000	128,866
Total Colorado				2,817,618
Connecticut — 1.8%
Connecticut State HEFA Revenue, Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	250,000	254,819
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	514,778
Connecticut State, GO, Series A	5.000%	4/15/39	1,290,000	1,330,629
Total Connecticut				2,100,226
Florida — 6.2%
Broward County, FL, Airport System Revenue, Series 2017	5.000%	10/1/36	250,000	253,060 (c)
Broward County, FL, Port Facilities Revenue, Series 2022	5.000%	9/1/37	450,000	468,293 (c)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	150,000	150,027 (d)
Florida State Development Finance Corp., Revenue, Brightline Passenger Rail Project, Refunding, AG	5.250%	7/1/47	615,000	592,679 (c)
Florida State Insurance Assistance Interlocal Agency Inc., Revenue, Series A-1, Refunding	5.000%	9/1/26	1,100,000	1,113,018
Florida State Mid-Bay Bridge Authority Revenue, Series A, Refunding	5.000%	10/1/27	545,000	545,970
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	250,000	247,701 (c)
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2025 Quarterly Report

 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Florida — continued
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	$250,000	$253,632
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.000%	10/1/47	1,000,000	972,553 (c)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A, Refunding	4.500%	10/1/56	225,000	203,408
Orlando Health Obligated Group, Series A	5.000%	10/1/42	250,000	255,724
Palm Beach County, FL, Health Facilities Authority Revenue, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series 2022, Refunding	4.000%	6/1/31	150,000	151,097
Pasco County, FL, Capital Improvement, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Series A, AG	5.750%	9/1/54	1,825,000	1,906,292
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue, Series 2024	4.200%	5/1/39	150,000	140,286 (d)
Total Florida				7,253,740
Georgia — 1.7%
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	200,000	201,923
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	200,000	203,360
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/33	250,000	258,596
Series B	5.000%	6/1/29	1,000,000	1,047,767 (a)(b)
Series C	5.000%	9/1/30	300,000	318,570 (a)(b)
Total Georgia				2,030,216
Guam — 0.2%

Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/36	200,000	197,160
Hawaii — 0.4%
Honolulu, HI, City & County Wastewater System Revenue:
First Senior Bond Resolution, Series A	3.000%	7/1/41	400,000	321,525
First Senior Bond Resolution, Series A, Refunding	5.000%	7/1/36	150,000	168,719
Total Hawaii				490,244
Illinois — 20.7%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/38	500,000	502,375
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/43	1,000,000	898,173
Dedicated, Series G, Refunding	5.000%	12/1/34	270,000	270,864
Series C, Refunding, AG	5.000%	12/1/32	2,000,000	2,075,514
Series D	5.000%	12/1/46	1,500,000	1,281,540
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	250,000	255,321
Series A	5.500%	1/1/35	250,000	257,793
Series A	5.000%	1/1/40	610,000	588,376
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series D	5.250%	1/1/36	500,000	510,709
Senior Lien, Series D	5.250%	1/1/37	400,000	407,785
Series C, Refunding	5.000%	1/1/43	600,000	593,928 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, Refunding	5.000%	12/1/45	550,000	551,181
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A	5.000%	1/1/47	$300,000	$298,164
Second Lien, Series A, AG	5.250%	1/1/58	500,000	506,045
Second Lien, Series B, Refunding	5.000%	1/1/36	600,000	607,226
Chicago, IL, Waterworks Revenue, Second Lien, Series 2017-2, Refunding, AG	5.000%	11/1/32	630,000	650,520
Illinois State Finance Authority Revenue:
Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/34	500,000	506,354
Surface Freight Transfer Facilites, Centerpoint Joliet Terminal Railroad Project	4.800%	7/2/35	450,000	450,613 (a)(b)(c)(d)
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Refunding, AG	5.250%	6/15/30	3,000,000	3,005,906
Illinois State Toll Highway Authority Revenue, Series A, Refunding	5.000%	1/1/37	500,000	544,907
Illinois State University, Auxiliary Facilities System Revenue, Series A, Refunding, AG	5.000%	4/1/28	100,000	106,037
Illinois State, GO:
Series 2016, Refunding	5.000%	2/1/29	500,000	516,354
Series A	5.000%	5/1/36	770,000	786,698
Series A	5.000%	5/1/39	300,000	302,590
Series A, Refunding	5.000%	10/1/29	1,300,000	1,387,274
Series B	5.250%	5/1/47	1,000,000	1,007,241
Series B, Refunding	5.000%	9/1/27	600,000	627,548
Series C	5.000%	12/1/41	1,250,000	1,266,130
Series D	5.000%	11/1/27	300,000	314,858
Series D, Refunding	5.000%	7/1/34	400,000	433,364
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	600,000	534,914
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	1,200,000	1,150,075
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/31	250,000	258,586
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	500,000	502,500
McCormick Place Expansion Project, Series B, Refunding, AG	0.000%	12/15/56	500,000	94,981
Sales Tax Securitization Corp., IL, Revenue, Series A, Refunding	5.000%	1/1/28	250,000	262,987
Total Illinois				24,315,431
Indiana — 2.4%
Hammond, IN, Multi-School Building Corp.:
First Mortgage Bond, State Intercept Program	5.000%	7/15/34	750,000	775,879
First Mortgage Bond, State Intercept Program	5.000%	7/15/35	1,035,000	1,066,614
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	250,000	216,961
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	200,000	204,780
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, Refunding	4.500%	1/1/34	500,000	509,399 (c)
Total Indiana				2,773,633
Kentucky — 2.1%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	1,200,000	1,207,136 (a)(b)
Series A, Refunding	5.250%	12/1/29	200,000	213,022 (a)(b)
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2025 Quarterly Report

 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Kentucky — continued
Trimble County, KY, Environmental Facilities Revenue, Louisville Gas and Electric Company Project, Series A	4.700%	6/1/27	$1,000,000	$1,012,815 (a)(b)(c)
Total Kentucky				2,432,973
Louisiana — 2.9%
Lafayette Parish, LA, School Board Sales Tax Revenue, Series 2023	4.000%	4/1/48	500,000	433,499
Port New Orleans, LA, Board of Commissioners, Revenue, Series B, Refunding, AG	5.000%	4/1/38	1,625,000	1,628,651 (c)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	900,000	895,465 (a)(b)
Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	500,000	504,561 (a)(b)
Total Louisiana				3,462,176
Maryland — 0.6%
Maryland State EDC, Senior Student Housing Revenue, Morgan State University Project	4.000%	7/1/40	500,000	454,493
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	250,000	220,714
Total Maryland				675,207
Massachusetts — 2.9%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series B-1, Refunding	5.000%	1/1/35	350,000	369,968
Massachusetts State DFA Revenue:
Boston Medical Center, Series G, Refunding	5.250%	7/1/48	500,000	479,735
Partners HealthCare System, Mass General Brigham Inc., Series S-1, Refunding	5.000%	7/1/37	250,000	255,826
UMass Boston Student Housing Project	5.000%	10/1/28	200,000	202,806
Massachusetts State Port Authority Revenue, Series E	5.000%	7/1/51	500,000	493,081 (c)
Plymouth, MA, GO, Refunding	3.500%	5/1/44	2,000,000	1,634,100
Total Massachusetts				3,435,516
Michigan — 1.4%
Great Lakes, MI, Water Authority, Water Supply System Revenue, Senior Lien, Series B	5.000%	7/1/42	1,000,000	1,044,987
Michigan State Finance Authority Revenue:
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.375%	2/28/54	250,000	221,119
Tobacco Settlement Asset-Backed, Series A-1, Refunding	4.000%	6/1/39	150,000	138,300
Michigan State Strategic Fund Ltd. Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	300,000	290,602 (c)
Total Michigan				1,695,008
Mississippi — 0.2%

Warren County, MS, Mississippi Gulf Opportunity Zone Revenue, International Paper Company Project, Refunding	4.000%	9/1/32	180,000	182,913
Missouri — 1.0%
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	750,000	769,192 (c)
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	150,000	152,846
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Missouri — continued
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	$300,000	$299,757
Total Missouri				1,221,795
Nebraska — 0.8%
Central Plains, NE, Energy Project, Gas Project Revenue, Project No 3, Series A, Refunding	5.000%	9/1/37	500,000	524,376
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	500,000	438,416
Total Nebraska				962,792
New Hampshire — 1.6%
National Finance Authority, NH, Revenue:
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	12/1/35	950,000	1,018,611
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	6/1/55	900,000	844,725
Total New Hampshire				1,863,336
New Jersey — 5.9%
New Jersey State EDA Revenue, Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,000,000	1,007,688 (c)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/36	1,000,000	1,056,892
Transportation Program, Series CC	5.000%	6/15/40	2,000,000	2,074,184
Transportation Program, Series CC	4.125%	6/15/50	400,000	346,298
Transportation Program, Series CC	5.250%	6/15/50	500,000	509,789
Transportation System, Series A, Refunding	5.000%	12/15/28	575,000	621,130
New Jersey State Turnpike Authority Revenue, Series C, Refunding	5.000%	1/1/44	750,000	775,090
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.000%	6/1/35	500,000	511,679
Total New Jersey				6,902,750
New Mexico — 0.4%

New Mexico State Municipal Energy Acquisition Authority, Gas Supply Revenue, Refunding	5.000%	11/1/30	400,000	426,764 (a)(b)
New York — 21.6%
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/52	350,000	331,482 (d)
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	1,000,000	1,023,626
Long Island, NY, Power Authority Electric System Revenue, Series B	3.000%	9/1/29	250,000	249,625 (a)(b)
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	5.000%	11/15/28	1,000,000	1,077,615
Series A-2	5.000%	5/15/30	400,000	420,656 (a)(b)
New York City, NY, GO:
Series A	5.000%	8/1/43	250,000	256,929
Subseries B-1	5.250%	10/1/43	1,000,000	1,037,764
New York City, NY, TFA, Future Tax Secured Revenue:
Subseries A-1	5.000%	5/1/44	2,000,000	2,041,802
Subseries C-1	4.000%	5/1/39	2,200,000	2,087,007
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 3, Series E, Refunding	5.000%	3/15/38	1,500,000	1,552,300
New York State Dormitory Authority, State Personal Income Tax Revenue:
Series A, Refunding	5.000%	3/15/40	750,000	766,490
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2025 Quarterly Report

 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
Series D, Refunding	5.000%	2/15/41	$750,000	$765,985
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/41	1,250,000	1,251,925
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	850,000	872,010 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	1,200,000	1,222,635 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	250,000	271,231 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	250,000	257,655 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	2,000,000	2,032,235 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	500,000	474,756 (c)
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	5.000%	12/1/27	500,000	525,414
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	150,000	145,956 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	350,000	298,875 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	150,000	88,904 (c)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	1,225,000	1,226,211 (c)
New York State Urban Development Corp., Revenue, State Personal Income Tax, Series C, Refunding	4.000%	3/15/45	550,000	486,941
Port Authority of New York & New Jersey Revenue, Consolidated Series 193, Refunding	5.000%	10/15/30	1,500,000	1,503,288 (c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
MTA Bridges & Tunnels, Senior Lien, Series A-1, Refunding	5.000%	5/15/51	1,040,000	1,044,545
MTA Bridges & Tunnels, Senior Lien, Series C, Refunding	5.000%	5/15/47	2,000,000	2,019,935
Total New York				25,333,797
North Dakota — 0.4%

Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AG	3.000%	12/1/46	700,000	500,740
Ohio — 2.2%
American Municipal Power Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	500,000	530,186
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	5.000%	6/1/33	500,000	524,259
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	550,000	445,010
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	350,000	334,161 (a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	500,000	435,511 (c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	250,000	254,703 (a)(b)(c)
Total Ohio				2,523,830
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oklahoma — 0.3%
Tulsa, OK, Municipal Airport Trust Revenue:
American Airlines Inc. Project, Refunding	6.250%	12/1/35	$300,000	$331,531 (c)
American Airlines Inc. Project, Refunding	6.250%	12/1/40	35,000	37,945 (c)
Total Oklahoma				369,476
Pennsylvania — 4.4%
Bucks County, PA, Water and Sewer Authority, Sewer System Revenue, Series A, AG	4.000%	12/1/42	250,000	234,037
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	200,000	211,664
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project, Unrefunded	5.000%	1/1/27	195,000	195,102
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series B, Refunding	5.250%	6/1/27	600,000	603,225 (a)(b)
Presbyterian Senior Living Project, Series B-2, Refunding	5.000%	7/1/42	250,000	246,681
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.500%	6/30/41	1,500,000	1,535,828 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	200,000	192,389 (c)
Pennsylvania State Turnpike Commission Revenue:
Series B	5.000%	12/1/45	500,000	505,792
Series B, Refunding	5.250%	12/1/47	250,000	256,262
Philadelphia, PA, Authority for IDR, City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	500,000	520,256
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AG, State Aid Withholding	5.000%	6/1/31	150,000	153,501
Philadelphia SD Project, Series A, Refunding, AG, State Aid Withholding	5.000%	6/1/33	450,000	459,059
Total Pennsylvania				5,113,796
Puerto Rico — 6.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/37	1,500,000	1,545,874 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/47	400,000	374,193 (d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	14,271	9,994
Restructured, Series A-1	5.625%	7/1/27	12,238	12,657
Restructured, Series A-1	5.625%	7/1/29	12,040	12,832
Restructured, Series A-1	5.750%	7/1/31	11,694	12,833
Restructured, Series A-1	4.000%	7/1/33	11,089	10,850
Restructured, Series A-1	4.000%	7/1/35	229,968	220,510
Restructured, Series A-1	4.000%	7/1/37	740,000	687,352
Restructured, Series A-1	4.000%	7/1/41	111,631	97,196
Restructured, Series A-1	4.000%	7/1/46	12,097	9,998
Subseries CW	0.000%	11/1/43	45,761	28,772 (b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	220,000	144,650 *(e)
Series A	5.050%	7/1/42	75,000	49,313 *(e)
Series DDD, Refunding	—	7/1/21	280,000	183,400 *(f)
Series TT	5.000%	7/1/37	450,000	295,875 *(e)
Series XX	5.250%	7/1/40	400,000	263,000 *(e)
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2025 Quarterly Report

 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Puerto Rico — continued
Series ZZ, Refunding	—	7/1/18	$250,000	$163,750 *(f)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	157,000	147,868
Restructured, Series A-1	4.550%	7/1/40	50,000	47,719
Restructured, Series A-2	4.329%	7/1/40	1,490,000	1,381,889
Restructured, Series A-2A	4.550%	7/1/40	2,380,000	2,271,409
Total Puerto Rico				7,971,934
South Carolina — 0.9%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.835%	3/1/31	250,000	258,116 (a)(b)
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	500,000	439,122
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/36	400,000	408,017 (c)
Total South Carolina				1,105,255
Tennessee — 3.6%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	750,000	640,189
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	500,000	501,226 (a)(b)
Series A-1, Refunding	5.000%	5/1/28	3,000,000	3,114,370 (a)(b)
Total Tennessee				4,255,785
Texas — 7.5%
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	250,000	245,084
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/27	1,000,000	1,000,865 (c)
Series 2022	5.000%	11/15/39	350,000	357,849 (c)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series E	5.000%	1/1/45	500,000	501,519
Central Texas Turnpike System Revenue, Second Tier, Series C, Refunding	5.000%	8/15/40	300,000	314,819
Elgin, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/1/49	600,000	521,496
Galveston, TX, Wharves & Terminal Revenue, First Lien, Series A	5.250%	8/1/35	750,000	799,933 (c)
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	300,000	331,653 (a)(b)
Harris County, TX, GO, Certificates of Obligation	4.000%	9/15/49	1,250,000	1,092,965
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	300,000	270,849
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	500,000	510,513 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/38	210,000	219,331 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	500,000	429,354 (c)
Subordinated, Series A, Refunding	5.000%	7/1/36	1,055,000	1,076,144 (c)
Longview, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/49	400,000	348,276
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	90,000	91,362 (c)
Mission, TX, EDC, Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	150,000	152,523 (a)(b)(c)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	175,000	172,063
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, NTE Mobility Partners Segments 3 LLC, Refunding	5.500%	6/30/41	$300,000	$308,030 (c)
Total Texas				8,744,628
Utah — 0.7%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	250,000	251,068
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/25	470,000	470,915
Series 2021	4.000%	10/15/36	100,000	94,623
Total Utah				816,606
Virginia — 3.2%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	200,000	212,649
Isle of Wight County, VA, EDA Revenue, Riverside Health System, Series 2023, AG	5.250%	7/1/48	250,000	253,817
Virginia Beach, VA, Development Authority, Residential Care Facility Revenue, Westminster-Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/40	1,250,000	1,220,479
Virginia State Small Business Financing Authority Revenue:
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/38	1,250,000	1,272,306 (c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	500,000	479,331 (c)
The Obligated Group of National Senior Campuses Inc., Series A, Refunding	5.000%	1/1/31	250,000	263,892
Total Virginia				3,702,474
Washington — 0.9%

Port of Seattle, WA, Intermediate Lien Revenue, Series B, Refunding	5.000%	8/1/37	1,000,000	1,041,558 (c)
West Virginia — 0.3%
West Virginia State EDA Revenue:
Solid Waste Disposal Facility, Commercial Metals Co. Project	4.625%	5/15/32	150,000	147,606 (a)(b)(c)
Solid Waste Disposal Facility, Core Natural Resources Inc. Project, Refunding	5.450%	3/27/35	170,000	173,122 (a)(b)(c)
Total West Virginia				320,728
Wisconsin — 1.0%
Public Finance Authority, WI, Revenue, The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	150,000	141,623
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A, Moral Obligations	5.000%	4/1/43	500,000	507,497
Wisconsin State HEFA Revenue, Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/43	500,000	507,653
Total Wisconsin				1,156,773

Total Municipal Bonds (Cost — $156,418,917)				153,838,132
Municipal Bonds Deposited in Tender Option Bond Trusts(g) — 4.5%
New York — 4.5%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	1,625,000	1,645,864
New York State Dormitory Authority, State Personal Income Tax Revenue, Series A, Refunding	4.000%	3/15/45	1,925,000	1,702,005
New York State Urban Development Corp., State Sales Tax Revenue, Series A	5.000%	3/15/49	1,900,000	1,929,525

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $5,524,135)				5,277,394
Total Investments before Short-Term Investments (Cost — $161,943,052)				159,115,526
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2025 Quarterly Report

 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Short-Term Investments — 5.8%
Municipal Bonds — 5.8%
Colorado — 0.5%
Colorado State Educational & Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, Series F-2, LOC - TD Bank N.A.	3.900%	7/1/41	$200,000	$200,000 (h)(i)
Colorado State Health Facilities Authority Revenue, Children’s Hospital, Refunding, LOC - TD Bank N.A.	3.950%	12/1/52	375,000	375,000 (h)(i)
Total Colorado				575,000
Connecticut — 0.2%

Connecticut State Housing Finance Authority Revenue, Housing Mortgage Finance, Series C, Refunding, SPA - TD Bank N.A.	2.730%	11/15/48	250,000	250,000 (h)(i)
Florida — 1.4%
Highlands County, FL, Health Facilities Authority Hospital Revenue:
Adventist Health System/Sunbelt Obligated Group, Series I-2, Refunding	2.670%	11/15/32	1,500,000	1,500,000 (h)(i)
Adventist Health System/Sunbelt Obligated Group, Series I-3, Refunding	2.650%	11/15/33	100,000	100,000 (h)(i)
Total Florida				1,600,000
Illinois — 0.1%

Illinois State Finance Authority Revenue, University of Chicago Medical Center, Series D-1, LOC - TD Bank N.A.	3.750%	8/1/43	100,000	100,000 (h)(i)
Maryland — 0.8%

Maryland State Health & Higher EFA Revenue, The Johns Hopkins Health System, Refunding, LOC - TD Bank N.A.	3.850%	6/1/46	1,000,000	1,000,000 (h)(i)
Massachusetts — 0.1%

Massachusetts State DFA Revenue, Boston University, Series U-6C, Refunding, LOC - TD Bank N.A.	3.400%	10/1/42	100,000	100,000 (h)(i)
New York — 0.3%
New York City, NY, GO, Subseries A-4, SPA - TD Bank N.A.	3.900%	9/1/49	200,000	200,000 (h)(i)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2014, Series AA-3, Refunding, SPA - TD Bank N.A.	3.900%	6/15/49	100,000	100,000 (h)(i)
New York State HFA Revenue, 10 Liberty Street Realty LLC, Series A, LIQ - FHLMC, LOC - FHLMC	3.060%	5/1/35	100,000	100,000 (h)(i)
Total New York				400,000
Oregon — 0.6%

Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	3.800%	8/1/34	700,000	700,000 (h)(i)
Texas — 1.6%

Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, Refunding, LOC - TD Bank N.A.	3.400%	11/15/50	1,900,000	1,900,000 (h)(i)
Wisconsin — 0.2%
University of Wisconsin, Hospitals & Clinics Authority Revenue, Series C, Refunding, SPA - BMO Harris Bank N.A.	3.800%	4/1/48	100,000	100,000 (h)(i)
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Wisconsin — continued
Wisconsin State Housing and EDA Revenue, Series E, Refunding, SPA - FHLB	2.850%	9/1/35	$100,000	$100,000 (c)(h)(i)
Total Wisconsin				200,000

Total Short-Term Investments (Cost — $6,825,000)				6,825,000
Total Investments — 141.5% (Cost — $168,768,052)				165,940,526
Variable Rate Demand Preferred Stock, at Liquidation Value — (40.4)%				(47,400,000)
TOB Floating Rate Notes — (2.6)%				(3,000,000)
Other Assets in Excess of Other Liabilities — 1.5%				1,766,127
Total Net Assets Applicable to Common Shareholders — 100.0%				$117,306,653

*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	The coupon payment on this security is currently in default as of August 31, 2025.
(f)	The maturity principal is currently in default as of August 31, 2025.
(g)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(h)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2025 Quarterly Report

 Western Asset Intermediate Muni Fund Inc.
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CSCE	—	Charter School Credit Enhancement
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation
GO	—	General Obligation
GTD	—	Guaranteed
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
PSF	—	Permanent School Fund
SD	—	School District
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
USD	—	Unified School District
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Intermediate Muni Fund Inc. (the “Fund”) was incorporated in Maryland on December 19, 1991, and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors (the “Board”) authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to provide common shareholders a high level of current income exempt from regular federal income taxes consistent with prudent investing. Under normal market conditions, the Fund invests at least 80% of its total assets in municipal obligations. In addition, under normal market conditions, the Fund will invest at least 80% of its total assets in debt securities that are, at the time of investment, rated investment grade by a nationally recognized statistical rating organization or, if unrated, of equivalent quality as determined by the investment manager. For credit ratings purposes, pre-refunded bonds are deemed to be unrated. The subadviser determines the credit quality of prefunded bonds based on the quality of the escrowed collateral and such other factors as the subadviser deems appropriate.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board.
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.

Western Asset Intermediate Muni Fund Inc. 2025 Quarterly Report

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$153,838,132	—	$153,838,132
Municipal Bonds Deposited in Tender Option Bond Trusts	—	5,277,394	—	5,277,394
Total Long-Term Investments	—	159,115,526	—	159,115,526
Short-Term Investments†	—	6,825,000	—	6,825,000
Total Investments	—	$165,940,526	—	$165,940,526

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2025. The following transactions were effected in such company for the period ended August 31, 2025.

	Affiliate Value at November 30, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,011,752	$2,569,228	2,569,228	$3,580,980	3,580,980

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$1,272	—	—

Western Asset Intermediate Muni Fund Inc. 2025 Quarterly Report